Cover Page	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	WPP plc
Entity Central Index Key	0000806968
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,328,167,813
Entity Address, Country	GB
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Accounting Standard	International Financial Reporting Standards as issued by the International Accounting Standards Board
Amendment Description	Explanatory Note This Amendment on Form 20-F/A is being filed by WPP plc (“the Company”) as Amendment No. 1 (this “Amendment”) to its annual report on Form 20-F for the fiscal year ended 31 December 2019 (the “Original Filing”) originally filed with the Securities and Exchange Commission (the “SEC”) on 30 April 2020 (the “Original Filing Date”). As indicated on our Form 6-K furnished to the SEC on 14 December 2020, it was determined that the Company’s previously issued financial statements for the years ended 31 December 2019, 2018 and 2017 contained errors with respect to certain aspects of the application of IAS 32 Financial Instruments: Presentation and IAS 39 Financial Instruments: Recognition and Measurement, resulting in the incorrect presentation of the Company’s notional cash pooling arrangements on the balance sheet and the inappropriate deferral of foreign exchange movements in the Company’s translation reserve due to the inappropriate application of hedge accounting in respect of non-derivative financial instruments, respectively. We have also determined that the discount rate used in the calculation of the present value of the expected cash outflows in respect of put option agreements and payments due to vendors (earnout agreements) did not fully reflect the risk in the associated cash flows.To correct these errors, in this Amendment we are restating our consolidated balance sheets as at 31 December 2019, 2018 and 2017, and our consolidated statements of income, comprehensive income, and changes in equity for the years ended 31 December 2019, 2018 and 2017. The consolidated balance sheet as at 31 December 2017 has been included and restated in this Amendment to comply with the requirements of IFRS as a result of the restatement. The consolidated financial statements as at and for the years ended 31 December 2019, 2018 and 2017 are collectively referred to as the “Restated Financial Statements”. The adjustments to correct the notional cash pooling matters were limited to balance sheet adjustments in both cash and short-term deposits and bank overdrafts, bonds and bank loans that result in an aggregate increase in both of £8.337 billion, £8.423 billion and £9.460 billion in the Company’s consolidated balance sheets as at 31 December 2019, 2018 and 2017, respectively. The adjustments to correct the net investment hedging matters have resulted in reclassifying exchange adjustments on foreign currency net investments within the Company’s consolidated statement of comprehensive income to be reported together with revaluation of financial instruments on the face of the Company’s consolidated income statement as revaluation and retranslation of financial instruments and separately disclosed in the notes to the consolidated financial statements, amounting to a £245.7 million gain, £205.1 million loss and £194.6 million gain for the years ended 31 December 2019, 2018 and 2017, respectively. Corresponding adjustments to other reserves and retained earnings on the Company’s consolidated balance sheets and statements of changes in equity were made. This change also reduced the opening retained earnings balance as at 1 January 2017 by £506.9 million with a corresponding increase in other reserves. The adjustments to correct the put option and payments due to vendors (earnout) discount rate have resulted in adjustments to the Company’s consolidated balance sheet, decreasing trade and other payables (current and non-current liabilities) by £32.4 million, £47.9 million and £82.6 million as at 31 December 2019, 2018 and 2017, respectively; increasing other reserves by £59.6 million, £51.5 million and £45.1 million as at 31 December 2019, 2018 and 2017, respectively; and decreasing intangible assets: goodwill by £60.1 million, £70.2 million and £78.3 million as at 31 December 2019, 2018 and 2017, respectively. The Company’s consolidated income statement has also been adjusted to reflect charges to revaluation and retranslation of financial instruments of £13.5 million, £40.6 million and £47.5 million for the years ended 31 December 2019, 2018 and 2017, respectively and a £7.4 million reduction in the goodwill impairment charge for the year ended 31 December 2018. Corresponding adjustments to retained earnings on the Company’s consolidated balance sheets and statements of changes in equity were made. These changes also increased the opening retained earnings balance as at 1 January 2017 by £6.8 million. These adjustments are described more fully in the accounting policies discussion and notes 3, 6, 14 and 27 of the accompanying consolidated financial statements. In addition to the Restated Financial Statements, this amendment is being filed to amend Items 3A “Key information – Selected Financial Data”, 3D “Key Information – Risk Factors – Internal control over financial reporting”, 5 “Operating and Financial Review and Prospects”, 6 “Directors, Senior Management and Employees – C. Board Practices – Audit Committee – Financial reporting and significant financial judgements – Goodwill impairments”, 6 “Directors, Senior Management and Employees – C. Board Practices – Audit Committee – Internal financial control”, 15 “Controls and Procedures”, 18 “Financial Statements”, and 19 “Exhibits”, in each case, solely to make appropriate changes to reflect the corrections made in the Restated Financial Statements, the effects of those corrections and other related matters. As described more fully in Item 15, as a result of the filing of the Restated Financial Statements, our management has updated its assessments as of 31 December 2019 of our disclosure controls and procedures and our internal control over financial reporting and the bases for why neither was effective as at 31 December 2019. This Amendment also includes currently dated certifications from our Principal Executive Officer and Principal Financial Officer, as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, and amended reports of our independent registered public accounting firm relating to the audit of the Restated Financial Statements and of the effectiveness of our internal control over financial reporting. We have made no other changes to our Original Filing, and the other Items and disclosures included in this Amendment are included for the convenience of the reader only and have not been updated to reflect events occurring after the Original Filing Date. Accordingly, except as expressly modified to reflect the impact of the corrections made in the Restated Financial Statements, this Amendment continues to speak only as of the Original Filing Date. Since this Amendment restates the financial information for the 2018 and 2017 fiscal years, we do not intend to amend our previously filed Annual Reports on Form 20-F for periods ended prior to 31 December 2019. As a result, you should rely upon the Restated Financial Statements contained in this Amendment with respect to such prior fiscal years. In addition, we are furnishing a Form 6-K/A to similarly restate our condensed consolidated balance sheets as at 30 June 2020 and 2019 and 31 December 2019, and our condensed consolidated statements of income, comprehensive income, changes in equity for the six months ended 30 June 2020 and 2019 and the year ended 31 December 2019. Please refer to that report for further detail and review the Original Filing and this Amendment together with that report.
ICFR Auditor Attestation Flag	true
Ordinary shares [member]
Entity Information [Line Items]
Trading Symbol	WPP
Title of 12(b) Security	Ordinary Shares of 10p each
Security Exchange Name	NONE
American depositary shares [member]
Entity Information [Line Items]
Trading Symbol	WPP
Title of 12(b) Security	American Depositary Shares, each representing five Ordinary Shares (ADSs)
Security Exchange Name	NYSE